Loan from Third Parties (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Loan from Third Parties [Abstract]
Aggregate amount	$ 7,853,921	$ 0	$ 459,770